Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Investments in joint ventures at fair value	$ 68,363	$ 51,382
Preferred stock, liquidation preference per share	$ 1,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	125,000,000	125,000,000
Common stock, shares issued	64,789,646	52,989,646
Common stock, shares outstanding,	63,772,598	51,825,998
Treasury stock, par value at cost	$ 0.0001	$ 0.0001
Treasury stock, shares	1,017,048	1,163,648
Cumulative Preferred Stock Subject to Mandatory Redemption [Member]
Preferred stock, shares authorized	1,000,000	1,000,000
Cumulative Preferred Stock- 6% Series A [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, liquidation preference per share	$ 1,000	$ 1,000
Preferred stock, dividend rate, percentage	6.00%	6.00%
Preferred stock, shares issued	100,000	100,000
Mandatory redemption date	May 19, 2005
Cumulative Preferred Stock- 6.45% Series B [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, liquidation preference per share	$ 1,000	$ 1,000
Preferred stock, dividend rate, percentage	6.46%	6.46%
Preferred stock, shares issued	32,550	32,550
Mandatory redemption date	Nov. 03, 2018